III. Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of effect of changes in foreign exchange rates [text block]
All amounts Long / (Short) in thousands of U.S. dollars	As of December 31,
Currency Exposure / Functional currency	2019	2018
Argentine Peso / U.S. Dollar	(95,811)	(186,867)
Euro / U.S. Dollar	(103,518)	(175,419)
Saudi Arabian Riyal / U. S. Dollar	(107,582)	-

Disclosure of financial instruments by type of interest rate [text block]
	As of December 31,
	2019		2018
	Amount in thousands of U.S. dollars	%	Amount in thousands of U.S. dollars	%
Fixed rate (*)	768,002	93%	520,471	97%
Variable rate	54,150	7%	18,536	3%
Total	822,152		539,007

Disclosure of detailed information about financial instruments at fair value by category and levels [text block]
		Measurement Categories			At Fair Value
December 31, 2019	Carrying amount	Amortized Cost	FVOCI	FVPL	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	1,554,299	387,602	-	1,166,697	1,166,697	-	-
Other investments	210,376	65,874	144,502	-	134,990	9,512	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	65,874	65,874	-	-	-	-	-
Certificates of deposits	20,637	20,637	-	-	-	-	-
Commercial papers	4,993	4,993	-	-	-	-	-
Other notes	40,244	40,244	-	-	-	-	-
Bonds and other fixed income	144,502	-	144,502	-	134,990	9,512	-
U.S. government securities	10,211	-	10,211	-	10,211	-	-
Non - U.S. government securities	28,637	-	28,637	-	19,125	9,512	-
Corporates securities	105,654	-	105,654	-	105,654	-	-
Derivative financial instruments	19,929	-	-	19,929	-	19,929	-
Other Investments Non-current	24,934	-	18,012	6,922	18,012	-	6,922
Bonds and other fixed income	18,012	-	18,012	-	18,012	-	-
Other investments	6,922	-	-	6,922	-	-	6,922
Trade receivables	1,348,160	1,348,160	-	-	-	-	-
Receivables C and NC (*)	261,678	93,239	48,659	-	-	-	48,659
Other receivables	141,898	93,239	48,659	-	-	-	48,659
Other receivables (non-financial)	119,780	-	-	-	-	-	-
Total		1,894,875	211,173	1,193,548	1,319,699	29,441	55,581
Liabilities
Borrowings C and NC	822,152	822,152	-	-	-	-	-
Trade payables	555,887	555,887	-	-	-	-	-
Finance Lease Liabilities C and NC	230,167	230,167	-	-	-	-	-
Derivative financial instruments	1,814	-	-	1,814	-	1,814	-
Total		1,608,206	-	1,814	-	1,814	-
		Measurement Categories			At Fair Value
December 31, 2018	Carrying amount	Amortized Cost	FVOCI	FVPL	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	428,361	268,163	-	160,198	160,198	-	-
Other investments	487,734	300,410	166,094	21,230	168,165	19,159	-
Fixed income (time-deposit, zero coupon bonds, commercial papers)	300,410	300,410	-	-	-	-	-
Certificates of deposits	198,912	198,912	-	-	-	-	-
Commercial papers	9,932	9,932	-	-	-	-	-
Other notes	91,566	91,566	-	-	-	-	-
Bonds and other fixed income	187,324	-	166,094	21,230	168,165	19,159	-
U.S. government securities	1,077	-	1,077	-	1,077	-	-
Non - U.S. government securities	24,912	-	24,912	-	24,912	-	-
Corporates securities	142,176	-	140,105	2,071	142,176	-	-
Structured notes	19,159	-	-	19,159	-	19,159	-
Derivative financial instruments	9,173	-	-	9,173	-	9,173	-
Other Investments Non-current	118,155	-	113,830	4,326	113,830	-	4,326
Bonds and other fixed income	113,830	-	113,830	-	113,830	-	-
Other investments	4,326	-	-	4,326	-	-	4,326
Trade receivables	1,737,366	1,737,366	-	-	-	-	-
Receivables C and NC (*)	307,790	139,474	48,711	-	-	52	48,659
Other receivables	188,185	139,474	48,711	-	-	52	48,659
Other receivables (non-financial)	119,605	-	-	-	-	-	-
Total		2,445,413	328,635	194,927	442,193	28,384	52,985
Liabilities
Borrowings C and NC	539,007	539,007	-	-	-	-	-
Trade payables	693,673	693,673	-	-	-	-	-
Derivative financial instruments	11,978	-	-	11,978	-	11,978	-
Total		1,232,680	-	11,978	-	11,978	-

Disclosure of fair value measurement of assets [text block]
	Year ended December 31,
	2019	2018
	Assets / Liabilities
At the beginning of the year	52,985	26,409
Addition / (Decrease)	2,933	26,768
Currency translation adjustment and others	(337)	(192)
At the end of the year	55,581	52,985